UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2008

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  April 2, 2008

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$366,368

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      288  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    13757 211807.21SH       SOLE                211807.21
ALBERTO CULVER CO              com              013078100    10597 386625.00SH       SOLE                386625.00
AMERICAN INTL GROUP            com              026874107     8735 201970.00SH       SOLE                201970.00
AMETEK INC NEW                 com              031100100     6398 145700.00SH       SOLE                145700.00
ANSYS, INC.                    com              03662q105     3497 101300.00SH       SOLE                101300.00
APOLLO GROUP INC               com              037604105     7040 162962.00SH       SOLE                162962.00
AUTOMATIC DATA PROCESSING      com              053015103    14099 332605.00SH       SOLE                332605.00
BERKSHIRE HATHAWAY CL B        com              846702074      528   118.00 SH       SOLE                   118.00
CARDINAL HEALTH INC            com              14149Y108     8429 160529.00SH       SOLE                160529.00
CINTAS CORPORATION             com              172908105     9792 343097.00SH       SOLE                343097.00
CISCO SYSTEMS INC              com              17275R102     8775 364265.00SH       SOLE                364265.00
COVANCE INC                    com              222816100    10206 123010.00SH       SOLE                123010.00
CROSSTEX ENERGY L P            com              22765u102      307 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    14177 186468.13SH       SOLE                186468.13
ECOLAB INC                     com              278865100     9150 210681.00SH       SOLE                210681.00
EXXON MOBIL CORP               com              30231g102     1060 12532.00 SH       SOLE                 12532.00
FASTENAL CO                    com              311900104      225  4900.00 SH       SOLE                  4900.00
FISERV INC                     com              337738108    15260 317330.00SH       SOLE                317330.00
GENERAL ELECTRIC CO            com              369604103    14566 393569.00SH       SOLE                393569.00
ILLINOIS TOOL WORKS            com              452308109    11128 230720.00SH       SOLE                230720.00
INTEL CORP                     com              458140100      252 11914.00 SH       SOLE                 11914.00
JOHNSON & JOHNSON              com              478160104    13557 208994.00SH       SOLE                208994.00
MARSHALL & ILSLEY CORP NEW     com              571837103      420 18109.00 SH       SOLE                 18109.00
MEDTRONIC INC                  com              585055106    16409 339241.00SH       SOLE                339241.00
MICROSOFT CORP                 com              594918104    11961 421459.00SH       SOLE                421459.00
NORTHERN TRUST CORP            com              665859104     7974 119968.00SH       SOLE                119968.00
OMNICOM GROUP INC              com              681919106    12396 280581.00SH       SOLE                280581.00
PATTERSON COMPANIES            com              703395103    11614 319938.00SH       SOLE                319938.00
PAYCHEX INC                    com              704326107    13817 403293.00SH       SOLE                403293.00
PEPSICO INC                    com              713448108      248  3430.00 SH       SOLE                  3430.00
PFIZER INC                     com              717081103      892 42596.00 SH       SOLE                 42596.00
PRIVATEBANCORP INC             com              742962103     6505 206700.00SH       SOLE                206700.00
PROCTER & GAMBLE CO            com              742718109    12472 177988.00SH       SOLE                177988.00
RESMED                         com              761152107     6896 163500.00SH       SOLE                163500.00
STARBUCKS CORP                 com              855244109     4816 275200.00SH       SOLE                275200.00
STERICYCLE INC                 com              858912108     8655 168062.00SH       SOLE                168062.00
STRATASYS INC                  com              862685104     6544 367652.00SH       SOLE                367652.00
STRYKER CORP                   com              863667101     9376 144140.00SH       SOLE                144140.00
SYSCO CORPORATION              com              871829107    12679 436916.00SH       SOLE                436916.00
TARGET CORP                    com              87612E106     9836 194073.00SH       SOLE                194073.00
TETON ENERGY CORP              com              881628101       47 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      200  3330.00 SH       SOLE                  3330.00
VERIFONE HOLDINGS INC          com              92342y109     2417 152325.00SH       SOLE                152325.00
WALGREEN COMPANY               com              931422109    13073 343216.00SH       SOLE                343216.00
WELLS FARGO & CO               com              949746101     8128 279324.00SH       SOLE                279324.00
WESTERN UNION CO               com              959802109      212  9980.00 SH       SOLE                  9980.00
WYETH                          com              983024100      213  5100.00 SH       SOLE                  5100.00
YAHOO! INC.                    com              984332106     6742 233030.00SH       SOLE                233030.00